Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Preferred Stock and Common Stock Equivalents	Below is a table listing all preferred stock and common stock equivalents
Common Stock Equivalents	June 30, 2024 (unaudited)	December 31, 2023
Convertible Debt	13,293,534	11,034,773
Make-Whole Liability	32,500	32,500
Warrants	625,642	604,282
Preferred Stock	—	651,041
Total	13,951,676	12,322,596
Below is a table listing all preferred stock and common stock equivalents:
Common Stock Equivalents	12/31/2023	12/31/2022
Convertible Debt	11,034,773	8,230,248
Make-Whole Liability	32,500	795,470
Warrants	604,282	771,144
Preferred Stock	651,041	651,041
Total	12,322,596	10,447,903